Warner Norcross & Judd LLP
Attorneys at Law
900 Fifth Third Center
111 Lyon Street, N.W.
Grand Rapids, Michigan 49503-2487

Telephone (616) 752-2000
Fax (616) 752-2500

June 11, 2012

EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	United Bancorp, Inc. Registration Statement on Form S-1 (Registration No. 333-180883)

Ladies and Gentlemen:

                Transmitted with this letter is a Pre-Effective Amendment No. 3 to Form S-1 Registration Statement for United Bancorp, Inc. ("United Bancorp"). This filing is transmitted electronically through the EDGAR system and is subject to Regulation S-T. Pursuant to Rule 309, only one copy of this electronically formatted document is transmitted.

                This firm has on file a manually signed counterpart of each signed document that appears in electronic format in the filing. We hereby undertake, on behalf of United Bancorp, to retain such signed documents for a period of five years and to furnish a copy of any such signed documents to the Commission or its staff upon request.

                The Financial Industry Regulatory Authority has issued a statement expressing no objections to the amount of compensation to be paid to the underwriters and any other arrangements among the registrant, the underwriters and other broker-dealers participating in the distribution as described in the registration statement.

                If the Commission staff has any comments or will require any further information, please contact me by phone at (616) 752-2176 or by fax at (616) 222-2176.

Very truly yours, /s/ G. Charles Goode G. Charles Goode